Short-Term Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short Term Investments [Abstract]
Recognized loss from trading securities		$ 549,538	$ 18,396
Net gain from held-to-maturity securities	$ 127,899
Held-to-maturity securities amount	$ 0